Employee benefits - Expenses recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Interest income	$ (4,813)	$ (876)	$ (967)
Cost of revenues	714,233	798,519	666,501
Sales and marketing	25,459	23,080	16,675
Cash award expenses
Statement [line items]
Cost of revenues	505	511
General and administrative	2,250	678
Sales and marketing	4,147	1,223
Defined Benefit Plan
Statement [line items]
Current service costs	4		6
Interest income	(4)	(2)	(4)
Total Expenses		(2)	2
Cost of revenues	3	6	6
Research and development	$ (3)	(8)	(5)
General and administrative			1
Total Expenses		$ (2)	$ 2